EDWARD JONES MONEY MARKET FUND

12555 Manchester Road

Saint Louis, Missouri 63131

January 30, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: EDWARD JONES MONEY MARKET FUND (“Registrant”)

Investment Shares

Retirement Shares

1933 Act File No. 2-66437

1940 Act File No. 811-2993

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated January 28, 2017, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 66 on January 27, 2017.

If you have any questions regarding this certification, please contact me at (314) 515-5987.

Very truly yours,

/s/ Rebecca A. Paulzine

Rebecca A. Paulzine

Assistant Secretary